Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Year Ended December 31, 2015
Revenues from services	$4,542.2	$4,861.3	$4,972.5	$4,953.9	$19,329.9
Gross profit	762.0	830.6	852.1	851.1	3,295.8
Operating profit(a)	122.8	178.7	206.3	181.1	688.9
Net earnings(b)	65.7	105.7	123.9	123.9	419.2
Net earnings per share — basic	$0.83	$1.35	$1.63	$1.67	$5.46
Net earnings per share — diluted(c)	0.83	1.33	1.61	1.66	5.40
Dividends per share	—	0.80	—	0.80	1.60
Market price:
High	$86.92	$92.00	$96.56	$93.24
Low	63.79	82.76	77.43	80.48
Year Ended December 31, 2014
Revenues from services	$4,904.0	$5,321.7	$5,416.0	$5,121.1	$20,762.8
Gross profit	816.5	897.3	905.6	868.8	3,488.2
Operating profit	126.9	187.4	212.3	193.3	719.9
Net earnings	70.1	109.8	130.5	117.2	427.6
Net earnings per share — basic	$0.88	$1.37	$1.64	$1.49	$5.38
Net earnings per share — diluted	0.86	1.35	1.61	1.47	5.30
Dividends per share	—	0.49	—	0.49	0.98
Market price:
High	$86.73	$86.26	$86.15	$71.17
Low	72.45	74.00	70.10	59.00

(a) Included restructuring costs of $16.4 recorded in the fourth quarter.
(b) Included non-operating gains of $10.6 recorded in the fourth quarter.
(c) Included in the results are restructuring costs per diluted share of $(0.17) and non-operating gains per diluted share of $0.15 for the fourth quarter.